Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
REVENUES
Interest revenue	$ 438,263	$ 60,266	$ 777,739	$ 93,459	$ 521,018	$ 56,585
Other revenue	18,463	590	19,323	1,213	8,207	6,364
TOTAL REVENUES	456,726	60,856	797,062	94,672	529,225	62,949
OPERATING EXPENSES
Salaries and wages	407,624	389,153	832,850	740,782	1,889,136	1,345,243
Other operating expenses	352,185	259,614	576,280	386,937	1,074,409	513,197
Consulting	445,849	492,978	622,813	589,068	871,228	422,771
Provision for credit losses	428,604	176,425	580,008	202,376	614,684	63,463
Advertising	225,645	94,057	315,624	145,752	290,315	77,380
Rent	57,100	56,461	130,603	122,785	250,744	290,985
Travel, meals and entertainment	47,121	233,340	75,910	255,350	376,101	95,505
Depreciation and amortization	$ 4,192	$ 3,892	$ 8,015	$ 7,784	$ 15,054	36,885
Start up costs, note 10						1,500,000
TOTAL OPERATING EXPENSES	$ 1,968,320	$ 1,705,920	$ 3,142,103	$ 2,450,834	$ 5,381,671	4,345,539
LOSS FROM OPERATIONS	(1,511,594)	(1,645,064)	(2,345,041)	(2,356,162)	(4,852,446)	(4,282,590)
OTHER INCOME (EXPENSE)
Interest expense	(333,108)	(89,731)	(474,227)	(233,695)	(558,257)	(195,895)
Miscellaneous income (expense)	5	(47,849)	249	(47,947)	8,949	510
TOTAL OTHER INCOME (EXPENSE)	(333,103)	(137,580)	(473,978)	(281,642)	(549,308)	(195,385)
NET LOSS	$ (1,844,697)	$ (1,782,644)	$ (2,819,019)	$ (2,637,804)	$ (5,401,754)	$ (4,477,975)
Net loss per share, basic and diluted *	$ (0.09)	$ (0.14)	$ (0.13)	$ (0.24)	$ (0.40)	$ (0.72)
Weighted average number of shares, basic and diluted *	21,598,401	12,626,785	21,589,800	11,097,008	13,345,142	6,188,500